Prospectus Supplement	March 29, 2019

Putnam RetirementReady Funds
Prospectus dated November 30, 2018

Effective March 31, 2019, the sub-section Your fund’s management in the section Fund summaries is replaced in its entirety with the following:

For Putnam RetirementReady 2060 Fund:

Your fund’s management

Investment advisor
Putnam Investment Management, LLC

Robert Schoen, Chief Investment Officer, Global Asset Allocation, portfolio manager of the fund since 2015

James Fetch, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2015

Brett Goldstein, Portfolio Manager, portfolio manager of the fund since 2019

Jason Vaillancourt, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2015

Sub-advisor
Putnam Investments Limited*

* Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets of the fund.

For Putnam RetirementReady 2055 Fund:

Your fund’s management

Investment advisor
Putnam Investment Management, LLC

Robert Schoen, Chief Investment Officer, Global Asset Allocation, portfolio manager of the fund since 2010

James Fetch, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2012

Brett Goldstein, Portfolio Manager, portfolio manager of the fund since 2019

Jason Vaillancourt, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2012

Sub-advisor
Putnam Investments Limited*

* Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets of the fund.

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For Putnam RetirementReady 2050 Fund:

Your fund’s management

Investment advisor
Putnam Investment Management, LLC

Robert Schoen, Chief Investment Officer, Global Asset Allocation, portfolio manager of the fund since 2005

James Fetch, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2012

Brett Goldstein, Portfolio Manager, portfolio manager of the fund since 2019

Jason Vaillancourt, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2012

Sub-advisor
Putnam Investments Limited*

* Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets of the fund.

For Putnam RetirementReady 2045 Fund, Putnam RetirementReady 2040 Fund, Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2030 Fund, Putnam RetirementReady 2025 Fund, Putnam RetirementReady 2020 Fund and Putnam Retirement Income Fund Lifestyle 1:

Your fund’s management

Investment advisor
Putnam Investment Management, LLC

Robert Schoen, Chief Investment Officer, Global Asset Allocation, portfolio manager of the fund since 2004

James Fetch, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2012

Brett Goldstein, Portfolio Manager, portfolio manager of the fund since 2019

Jason Vaillancourt, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2012

Sub-advisor
Putnam Investments Limited*

* Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets of the fund.

Effective March 31, 2019, the sub-section The funds’ investment manager – Portfolio managers in the section Who oversees and manages the funds? is replaced in its entirety with the following:

Portfolio managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of each fund’s portfolio.

Portfolio	Joined	Employer	Positions over past five years
managers	fund
Robert Schoen	2004**	Putnam Management	Chief Investment Officer, Global
		1997 - Present	Asset Allocation
Previously, Co-Head of Global Asset
Allocation and Portfolio Manager
James Fetch	2012	Putnam Management	Co-Head of Global Asset Allocation
		1994 - Present	Previously, Portfolio Manager
Brett Goldstein	2019	Putnam Management	Portfolio Manager
		2010 – Present	Previously, Analyst
Jason	2012	Putnam Management	Co-Head of Global Asset Allocation
Vaillancourt		1999 – Present	Previously, Portfolio Manager

* Each named portfolio manager, except for Mr. Goldstein, joined RetirementReady 2060 Fund in 2015, upon the date of the fund’s commencement of operations.

** Robert Schoen joined RetirementReady 2050 Fund and RetirementReady 2055 Fund in 2005 and 2010, respectively, upon the date of each fund’s commencement of operations.

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the funds.

Statement of Additional Information Supplement	March 29, 2019

Putnam RetirementReady Funds

Statement of Additional Information dated November 30, 2018

Effective March 31, 2019, the sub-sections Other accounts managed and Ownership of securities in the PORTFOLIO MANAGERS section are supplemented to reflect that each fund’s portfolio managers are now Robert Schoen, James Fetch, Brett Goldstein and Jason Vaillancourt. These sub-sections are also supplemented with regards to Mr. Goldstein as follows:

Other accounts managed

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that each fund’s portfolio manager managed as of February 28, 2019. The other accounts may include accounts for which these individuals were not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.

Other accounts (including
separate accounts, managed
			Other accounts that pool		account programs and
Portfolio	Other SEC-registered open-		assets from more than one		single-sponsor defined
managers	end and closed-end funds		client		contribution plan offerings)
	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets
Brett Goldstein	0	$0	0	$0	1	$200,000

Ownership of securities

The dollar range of shares of each of the RetirementReady funds owned by Mr. Goldstein as of February 28, 2019, including investments by immediate family members and amounts invested through retirement and deferred compensation plans, was $0.

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